N-2 - USD ($)				3 Months Ended
		May 20, 2025	Apr. 28, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Cover [Abstract]
Entity Central Index Key		0001644771
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth Capital and Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.22%
Dividend Reinvestment Plan Fees(2)	None

(1)	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.

(2)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.22%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 9.95% of the Fund’s Managed Assets)
Management fee(3)	1.33%
Leverage costs(4)	0.64%
Other expenses(5)	2.90%
Acquired fund fees and expenses(6)	0.69%
Total annual expenses	5.56%
Fee waiver/reimbursement	-0.31%
Total annual expenses after waiver(3)	5.25%
(3)	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund's average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund's use of leverage. In addition, the mark-to-market value of the Fund's derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund's Managed Assets represents 1.33% of net assets attributable to common shares assuming the use of leverage in an amount of 9.95% of the Fund's Managed Assets as of December 31, 2024. The Fund's Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (4). The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage, including dividends on preferred shares; and extraordinary expenses) to the extent necessary to limit the Fund's total annual operating expenses at 1.95% of the average daily Managed Assets for at least twelve months from the effective date of this registration statement. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund's total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund's expense limitation at the time such expenses were waived or (ii) the Fund's current expense limitation at the time of recoupment.
(4)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. “Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2024 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.

(5)	Includes $472,419 of loan service fees in connection with the Fund’s investments in Alternative Credit Instruments as of December 31, 2024. Loan service fees relate to the Fund’s investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator’s ongoing collection and remittance of payments related to the Alternative Credit Instruments.

(6)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2024 (or the most recent available date) of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.69% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]	1.33%
Interest Expenses on Borrowings [Percent]	[4]	0.64%
Acquired Fund Fees and Expenses [Percent]	[5]	0.69%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	2.90%
Total Annual Expenses [Percent]		5.56%
Waivers and Reimbursements of Fees [Percent]		(0.31%)
Net Expense over Assets [Percent]	[3]	5.25%
Expense Example [Table Text Block]

Example (7)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares in the offering, assuming (1) payment in year 1 of a commission of 1.00% on the investment and estimated offering costs of $102,009, (2) “Total annual expenses” of 5.25% of net assets in year 1, (3) “Total annual expenses” of 5.56% of net assets in years 2 through 10, and (4) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$55	$164	$272	$536

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(7)	The example does not include sales load or estimated offering costs and considers the expense limitation only for the periods in which it is in effect. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 9.95% of Managed Assets, assuming interest and fees on leverage of 5.08%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Pershing Credit Agreement and BNP Credit Agreement. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[7]	$ 55
Expense Example, Years 1 to 3	[7]	164
Expense Example, Years 1 to 5	[7]	272
Expense Example, Years 1 to 10	[7]	$ 536
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly. The table is based on the capital structure of the Fund as of December 31, 2024.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares as of December 31, 2024 and not as a percentage of gross assets or managed assets. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.22%
Dividend Reinvestment Plan Fees(2)	None

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 9.95% of the Fund’s Managed Assets)
Management fee(3)	1.33%
Leverage costs(4)	0.64%
Other expenses(5)	2.90%
Acquired fund fees and expenses(6)	0.69%
Total annual expenses	5.56%
Fee waiver/reimbursement	-0.31%
Total annual expenses after waiver(3)	5.25%

Management Fee not based on Net Assets, Note [Text Block]		The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund's average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund's use of leverage. In addition, the mark-to-market value of the Fund's derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund's Managed Assets represents 1.33% of net assets attributable to common shares assuming the use of leverage in an amount of 9.95% of the Fund's Managed Assets as of December 31, 2024. The Fund's Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (4). The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage, including dividends on preferred shares; and extraordinary expenses) to the extent necessary to limit the Fund's total annual operating expenses at 1.95% of the average daily Managed Assets for at least twelve months from the effective date of this registration statement. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund's total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund's expense limitation at the time such expenses were waived or (ii) the Fund's current expense limitation at the time of recoupment.
Acquired Fund Fees Estimated, Note [Text Block]		The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2024 (or the most recent available date) of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.69% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

	MARKET PRICE		NET ASSET VALUE		PREMIUM/(DISCOUNT) TO NET ASSET VALUE
Quarter Ended	High	Low	High	Low	High	Low
September 30, 2020	$15.14	$14.40	$17.42	$17.31	-13.09%	-16.81%
December 31, 2020	$16.78	$14.69	$18.22	$17.34	-7.91%	-15.28%
March 31, 2021	$17.90	$16.39	$19.00	$18.26	-5.79%	-10.24%
June 30, 2021	$19.90	$17.90	$20.06	$19.05	-0.80%	-6.04%
September 30, 2021	$20.05	$18.73	$20.11	$19.95	-0.30%	-6.12%
December 31, 2021	$19.88	$19.13	$20.44	$19.82	-2.74%	-3.48%
March 31, 2022	$19.80	$18.78	$19.92	$19.30	-0.60%	-2.69%
June 30, 2022	$19.23	$17.15	$19.39	$18.46	-0.80%	-7.10%
September 30, 2022	$18.67	$17.05	$17.99	$17.43	3.80%	-2.18%
December 31, 2022	$18.02	$16.75	$17.58	$17.20	2.50%	-2.62%
March 31, 2023	$16.92	$15.20	$17.24	$16.63	-1.86%	-8.60%
June 30, 2023	$15.55	$15.24	$16.81	$16.70	-7.50%	-8.74%
September 30, 2023	$15.89	$14.99	$16.73	$16.59	-5.02%	-9.64%
December 31, 2023	$15.92	$15.02	$16.80	$16.20	-5.24%	-7.28%
March 31, 2024	$16.13	$15.68	$17.08	$16.81	-5.56%	-6.72%
June 30, 2024	$15.79	$15.00	$16.97	$16.66	-6.93%	-9.96%
September 30, 2024	$15.44	$14.98	$16.59	$16.47	-6.96%	-9.05%
December 31, 2024	$15.56	$15.14	$16.55	$16.38	-5.98%	-7.57%
March 31, 2025	$15.39	$15.02	$16.15	$16.20	-4.71%	-7.28%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of April 28, 2025:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its account	Amount Outstanding Exclusive of Amount Shown under (3) As of April 28, 2025
Common Stock	38,344,000	None	3,312,425

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 15.02	$ 15.14	$ 14.98	$ 15.00	$ 15.68	$ 15.02	$ 14.99	$ 15.24	$ 15.20	$ 16.75	$ 17.05	$ 17.15	$ 18.78	$ 19.13	$ 18.73	$ 17.90	$ 16.39	$ 14.69	$ 14.40
Highest Price or Bid				15.39	15.56	15.44	15.79	16.13	15.92	15.89	15.55	16.92	18.02	18.67	19.23	19.80	19.88	20.05	19.90	17.90	16.78	15.14
Lowest Price or Bid, NAV				16.20	16.38	16.47	16.66	16.81	16.20	16.59	16.70	16.63	17.20	17.43	18.46	19.30	19.82	19.95	19.05	18.26	17.34	17.31
Highest Price or Bid, NAV				$ 16.15	$ 16.55	$ 16.59	$ 16.97	$ 17.08	$ 16.80	$ 16.73	$ 16.81	$ 17.24	$ 17.58	$ 17.99	$ 19.39	$ 19.92	$ 20.44	$ 20.11	$ 20.06	$ 19.00	$ 18.22	$ 17.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(4.71%)	(5.98%)	(6.96%)	(6.93%)	(5.56%)	(5.24%)	(5.02%)	(7.50%)	(1.86%)	2.50%	3.80%	(0.80%)	(0.60%)	(2.74%)	(0.30%)	(0.80%)	(5.79%)	(7.91%)	(13.09%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.28%)	(7.57%)	(9.05%)	(9.96%)	(6.72%)	(7.28%)	(9.64%)	(8.74%)	(8.60%)	(2.62%)	(2.18%)	(7.10%)	(2.69%)	(3.48%)	(6.12%)	(6.04%)	(10.24%)	(15.28%)	(16.81%)
Share Price			$ 15.22
NAV Per Share			$ 16.08
Latest Premium (Discount) to NAV [Percent]			5.35%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			38,344,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,312,425

[1]	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund's average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund's use of leverage. In addition, the mark-to-market value of the Fund's derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund's Managed Assets represents 1.33% of net assets attributable to common shares assuming the use of leverage in an amount of 9.95% of the Fund's Managed Assets as of December 31, 2024. The Fund's Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (4). The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage, including dividends on preferred shares; and extraordinary expenses) to the extent necessary to limit the Fund's total annual operating expenses at 1.95% of the average daily Managed Assets for at least twelve months from the effective date of this registration statement. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund's total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund's expense limitation at the time such expenses were waived or (ii) the Fund's current expense limitation at the time of recoupment.
[4]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. “Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2024 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
[5]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2024 (or the most recent available date) of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.69% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	Includes $472,419 of loan service fees in connection with the Fund’s investments in Alternative Credit Instruments as of December 31, 2024. Loan service fees relate to the Fund’s investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator’s ongoing collection and remittance of payments related to the Alternative Credit Instruments.
[7]	The example does not include sales load or estimated offering costs and considers the expense limitation only for the periods in which it is in effect. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 9.95% of Managed Assets, assuming interest and fees on leverage of 5.08%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Pershing Credit Agreement and BNP Credit Agreement. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.